Note 14 - Summarized Financial Information of Citizens Holding Company - Income Statement (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other income		$ 2,497	$ 2,721	$ 3,030
Total other income		8,748	10,885	12,188
Other expense		9,759	9,067	8,839
Income tax expense		(74)	1,881	1,431
Net income		1,854	9,620	7,494
Parent Company [Member]
Interest income(1)	[1]	0	0	1
Dividends from bank subsidiary(1)	[1]	5,383	6,128	4,104
Equity in undistributed earnings of bank subsidiary(1)	[1],[2]	(2,109)	4,546	3,995
Other income		7	21	0
Total other income		3,280	10,695	8,099
Other expense		1,872	1,417	820
Income before income taxes		1,408	9,278	7,280
Income tax expense		(446)	(342)	(214)
Net income		$ 1,854	$ 9,620	$ 7,494

[1]	Eliminates in consolidation.
[2]	The Bank is required to obtain approval from state regulators before paying dividends.